Subsequent Events (Details) - EUR (€) € in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2020	Feb. 29, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Subsequent Events
Short term deposit utilized			€ 476		€ 0
Right-of-use assets			24,932	€ 5,767
Lease liability			21,704		3,465
Repayment of Municipal Loans
Subsequent Events
Repayment of outstanding municipal loans		€ 860
Release of Shareholders' Guarantees
Subsequent Events
New short term deposit			500
Short term deposit utilized			€ 476		€ 0
Laboratory facilities and equipment | Major purchases of assets
Subsequent Events
Additions of property plant and equipment	€ 1,800
Laboratory space | Significant lease commitment
Subsequent Events
Lease term (in years)	5 years
Right-of-use assets	€ 450
Lease liability	€ 450